Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY FUNDS
Entity Central Index Key	0000055189
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000035161
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class A
Trading Symbol	DOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class A	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 559,208,959
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 911,758
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	559,208,959
Number of Portfolio Holdings	68
Total Net Advisory Fees Paid ($)	911,758
Weighted Average Maturity	19 days
7-Day Current Yield	2.96%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2026. The 7-Day Current Yield would have been 2.95% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	38%
Commercial Paper	28%
Certificates of Deposit and Bank Notes	13%
Variable Rate Demand Notes	12%
Time Deposits	9%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035163
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class C
Trading Symbol	DOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class C	$81	1.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[2]
AssetsNet	$ 559,208,959
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 911,758
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	559,208,959
Number of Portfolio Holdings	68
Total Net Advisory Fees Paid ($)	911,758
Weighted Average Maturity	19 days
7-Day Current Yield	2.22%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2026.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	38%
Commercial Paper	28%
Certificates of Deposit and Bank Notes	13%
Variable Rate Demand Notes	12%
Time Deposits	9%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035164
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class S
Trading Symbol	DOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class S	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
AssetsNet	$ 559,208,959
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 911,758
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	559,208,959
Number of Portfolio Holdings	68
Total Net Advisory Fees Paid ($)	911,758
Weighted Average Maturity	19 days
7-Day Current Yield	3.24%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2026. The 7-Day Current Yield would have been 3.17% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	38%
Commercial Paper	28%
Certificates of Deposit and Bank Notes	13%
Variable Rate Demand Notes	12%
Time Deposits	9%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000016691
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Money Market Fund
Trading Symbol	KMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Money Market Fund	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[4]
AssetsNet	$ 559,208,959
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 911,758
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	559,208,959
Number of Portfolio Holdings	68
Total Net Advisory Fees Paid ($)	911,758
Weighted Average Maturity	19 days
7-Day Current Yield	3.24%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of January 31, 2026. The 7-Day Current Yield would have been 3.22% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	38%
Commercial Paper	28%
Certificates of Deposit and Bank Notes	13%
Variable Rate Demand Notes	12%
Time Deposits	9%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.